STATEMENT OF COMPLIANCE (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure of significant accounting policies [Abstract]
Effect of restructuring

		2021
Figures in millions	Ref	As reported on 31 December 2021	1.3.1 Corporate restructuring	1.3.2 Other restatements	As restated on 31 December 2021
		US Dollars
Income statement

Cost of sales	e	(2,857)	—	(2)	(2,859)
Gross profit	e	1,172	—	(2)	1,170
Foreign exchange and fair value adjustments	b	(43)	—	(3)	(46)
Share of associates and joint ventures' profit	a,c	249	—	(4)	245
Profit before taxation	a,b,c,e	958	—	(9)	949
Taxation	b	(312)	—	1	(311)
Profit for the year	a,b,c,e	646	—	(8)	638

Attributable to:
Equity shareholders	a,b,c,e	622	—	(8)	614
Basic earnings per ordinary share (US cents)		148	—	(2)	146
Diluted earnings per ordinary share (US cents)		148	—	(2)	146

Headline earnings	a,b,c,e	612	—	(8)	604
Basic headline earnings per ordinary share (US cents)		146	—	(2)	144
Diluted headline earnings per ordinary share (US cents)		146	—	(2)	144

Statement of comprehensive income
Total comprehensive income for the year, net of tax	a,b,c,e	541	—	(8)	533

Statement of financial position

Tangible assets	e	3,493	—	14	3,507
Investments in associates and joint ventures	a,c	1,647	—	(4)	1,643
Non-current assets	a,c,e	5,857	—	10	5,867
					—
Trade, other receivables and other assets	b	260	—	(3)	257
Current assets	b	2,143	—	(3)	2,140
					—
Environmental rehabilitation and other provisions	f	729	—	(29)	700
Non-current liabilities	f	3,108	—	(29)	3,079
					—
Trade and other payables	h	647	—	(47)	600
Environmental rehabilitation and other provisions	f,h	—	—	76	76
Current liabilities	f	798	—	29	827

Statement of changes in equity

Share capital and premium		7,223	(7,223)	—	—
Reorganisation reserve		—	7,223	—	7,223
Accumulated losses	a,b,c,e	(1,904)	—	5	(1,899)
Shareholders' equity		4,042	—	5	4,047
Non-controlling interests	e	52	—	2	54
Total equity	a,b,c,e	4,094	—	7	4,101

1.3 RESTATEMENTS continued

		2022
Figures in millions	Ref	As reported on 31 December 2022	1.3.1 Corporate restructuring	1.3.2 Obuasi deferred tax restatement	1.3.2 Other restatements	As restated on 31 December 2022
		US Dollars
Income statement

Cost of sales	e	(3,362)	—	—	(4)	(3,366)
Gross profit	e	1,133	—	—	(4)	1,129
Impairment, derecognition of assets and profit (loss) on disposal	d	(304)	—	—	(11)	(315)
Foreign exchange and fair value adjustments	b	(128)	—	—	3	(125)
Share of associates and joint ventures' profit	a,c	166	—	—	(5)	161
Profit before taxation	a,b,c,d.e	489	—	—	(17)	472
Taxation	b,d	(173)	—	(49)	1	(221)
Profit for the year	a,b,c,d,e	316	—	(49)	(16)	251

Attributable to:
Equity shareholders	a,b,c,d,e	297	—	(49)	(15)	233
Non-controlling interests	e	19	—	—	(1)	18

Basic earnings per ordinary share (US cents)		71	—	(12)	(4)	55
Diluted earnings per ordinary share (US cents)		71	—	(12)	(4)	55

Headline earnings	a,b,c,e	544	—	(49)	(6)	489
Basic headline earnings per ordinary share (US cents)		129	—	(12)	(1)	116
Diluted headline earnings per ordinary share (US cents)		129	—	(12)	(1)	116

Statement of comprehensive income
Total comprehensive income for the year, net of tax	a,b,c,d,e	242	—	(49)	(17)	176

Statement of financial position

Tangible assets	d,e	4,209	—	—	(1)	4,208
Investments in associates and joint ventures	a,c	1,100	—	—	(9)	1,091
Deferred taxation		72	—	(49)	—	23
Non-current assets	a,c,d,e	5,927	—	(49)	(10)	5,868

Lease liabilities	g	102	—	—	13	115
Environmental rehabilitation and other provisions	f	634	—	—	(38)	596
Non-current liabilities	f,g	3,079	—	—	(25)	3,054

Lease liabilities	g	84	—	—	(13)	71
Trade and other payables	h	710	—	—	(43)	667
Environmental rehabilitation and other provisions	f,h	—	—	—	81	81
Current liabilities	f,g	859	—	—	25	884

Statement of changes in equity

Share capital and premium		7,239	(7,239)	—	—	—
Reorganisation reserve		—	7,239	—	—	7,239
Accumulated losses	a,b,c,d,e	(1,715)	—	(49)	(10)	(1,774)
Foreign currency translation reserve	c	(1,440)	—	—	(1)	(1,441)
Shareholders' equity	a,b,c,d,e	4,100	—	(49)	(11)	4,040
Non-controlling interests	e	34	—	—	1	35
Total equity	a,b,c,d,e	4,134	—	(49)	(10)	4,075